Financial assets (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Financial assets
Financial assets	€ 33,670			€ 18,000
Proceeds from maturity of financial instruments	18,000	€ 45,067
Current financial assets - Generating exchange gain or loss
Financial assets
Financial assets	21,700		$ 24.6
Current financial assets - Not generating exchange gain or loss
Financial assets
Financial assets	12,000
Term deposits
Financial assets
Financial assets	33,700
USD term deposits
Financial assets
Debt instruments held	21,500		$ 24.6
US Treasury bills
Financial assets
Debt instruments held	12,000
Proceeds from maturity of financial instruments	€ 18,000